Stock Option Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options, Activity
Combined stock option transactions under both Plans were as follows:

	Years Ended December 31,
	2013		2012		2011
	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
Outstanding at beginning of year	1,273,731	$19.21	1,076,067	$20.86	1,069,774	$21.74
Granted	126,571	16.55	241,575	11.50	242,300	12.01
Exercised	(25,105)	13.17	—	—	—	—
Forfeited/expired	(108,859)	18.05	(43,911)	17.25	(236,007)	15.76
Outstanding at end of year	1,266,338	$19.17	1,273,731	$19.21	1,076,067	$20.86
Exercisable at December 31	843,011	$22.18	789,129	$23.58	670,258	$25.08
Options available for grant at December 31	226,899		327,184		549,003
Weighted-average fair value of options granted during the year		$7.55		$5.99		$6.42

Shares Authorized under Stock Option Plans, by Exercise Price Range
Exercise prices for options outstanding as of December 31, 2013 are presented in the following table:

	Options Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life	Options Exercisable	Weighted Avg. Exercise Price
Options with exercise prices ranging from $8.46 to $16.41	662,525	$12.68	6.9 years	363,394	$13.43
Options with exercise prices ranging from $16.42 to $25.38	213,783	20.21	5.4 years	89,587	25.28
Options with exercise prices ranging from $25.39 to $33.50	390,030	29.61	2.8 years	390,030	29.61
Total options outstanding with exercise prices ranging from $8.46 to $33.50	1,266,338	$19.17	5.4 years	843,011	$22.18

Schedule of Nonvested Share Activity
The following table represents nonvested options as of December 31, 2013:

		Number of Shares	Weighted Avg. Grant Date Fair Value
Nonvested options,	December 31, 2012	484,602	$6.24
Granted		126,571	7.55
Vested		(172,158)	6.35
Forfeited		(15,688)	6.29
Nonvested options,	December 31, 2013	423,327	$6.59